ACQUISITIONS (Schedule of Allocation of Purchase Price to Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Feb. 10, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 190,737	$ 203,693			$ 164,092
Undertone [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	7,378
Accounts receivable	38,493
Prepaid expenses and other assets	4,427
Long term restricted cash	1,182
Property and equipment	1,905
Deferred taxes	815
Accounts payable	(23,152)
Accrued expenses and other liabilities	(11,083)
Deferred revenues	(1,047)
Long term loan, including current maturities	(48,601)
Deferred tax liability	(20,241)
Intangible assets	63,200		$ 63,200
Goodwill	106,492
Total purchase price	119,768
MMR [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 1,050
Accounts receivable				666
Prepaid expenses and other assets				86
Property and equipment				87
Accounts payable				(305)
Accrued expenses and other liabilities				(433)
Deferred revenues				(126)
Deferred tax liability				(1,159)
Intangible assets	$ 3,454			3,454
Goodwill				7,452
Total purchase price				$ 10,772